UNITED STATES
                            SECURITIES AND EXCHANGE COMMISSION
                                  WASHINGTON, D.C. 20549


                                        FORM N-CSR

                        CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                             MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-07386

         HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
             (Exact name of registrant as specified in charter)

                 ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                        NEW YORK, NEW YORK 10006-1404
             (Address of principal executive offices) (Zip code)

                         CLIFFORD E. LAI, PRESIDENT
         HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
                 ONE LIBERTY PLAZA, 165 BROADWAY, 36TH FLOOR
                       NEW YORK, NEW YORK, 10006-1404
                   (Name and address of agent for service)

Registrant's telephone number, including area code:    1 (800) Hyperion


Date of fiscal year end: December 31



Date of reporting period:  June 30, 2003

Item 1. Reports to Shareholders.


                             [GRAPHIC OMITTED][GRAPHIC OMITTED]

                       -----------------------------------------------

                                        June 30, 2003


                                        [GRAPHIC OMITTED][GRAPHIC OMITTED]

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Report of the Investment Advisor
For the Six Months Ended June 30, 2003
-------------------------------------------------------------------------------



Dear Shareholder:

We welcome this opportunity to provide you with information about the Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust") for its semi-annual period ended June 30, 2003. The Trust's shares are traded on the New York Stock Exchange ("NYSE") under the symbol "HTO".

The Trust's total return, based upon the New York Stock Exchange market price of the Trust's shares plus dividends and assumed reinvestment of dividends and distributions was 1.46% during the semi-annual period.

As of June 30, 2003, the Trust was being managed with an average duration of 1.3 years, as measured on a net asset basis (duration measures a bond portfolio's price sensitivity to changes in interest rates). The duration of total assets was 1.7 years.

The Trust utilizes leverage to enhance portfolio yield and total return. As of June 30, 2003, leverage represented 18.2% of total assets.

Description of the Trust

The Trust is a closed-end investment company whose objectives are to provide a high level of current income consistent with investing only in investment grade securities and to attempt to return $10.00 per share (the initial public offering price per share) to investors on, or shortly before, November 30, 2005. The Trust pursues these objectives by investing in a portfolio primarily of mortgage-backed securities ("MBS"), issued or guaranteed by either the U.S. Government or one of its agencies or instrumentalities, or rated "investment grade" by a nationally recognized rating agency (e.g., Standard & Poor's Corporation or Fitch IBCA, Inc.) at the time of the investment. No assurance can be given that the Trust's investment objectives will be achieved.

Market Environment

During the first half of 2003, the economy had continued to weaken since the Trust's last reporting date of December 31, 2002. The consumer sector, which has held up the best in the recession thus far, suffered as unemployment escalated to an 8-year high of 6.1% in May. During the six month period, retail sales and car purchases slowed and consumer confidence dropped to 10-year lows. The war in Iraq also dampened economic activity.

While interest rates had been falling, the pace of their decline accelerated during the past six months. Federal Reserve comments about deflation and its potentially negative impact on the already weak economy drove interest rates to the lowest levels since the 1950s.

In July, market sentiment dramatically reversed from the bullishness in May and June, sending the bond market into one of its worst performing months in years. There has been only one month in the last 20 years (May 1984) when the 10-Year U.S Treasury rose by more than the 90 basis point increase experienced this month.

Economic sentiment has become slightly more bullish in July. Weekly initial jobless claims dropped below 400,000 for the first time since February, 7th. Historically, this data has been a leading indicator for unemployment. The market's assessment seems to be that the drop below 400,000 is more likely to lead to a decrease in unemployment much sooner than had been anticipated just weeks ago, which would lead to a stronger economy.

Finally, the Office of Management and Budget refined their deficit forecasts to more than $400 billion. This deficit needs to be financed largely with notes and bonds. The Treasury has announced a record size auction ($60 billion) for early August.

Portfolio Strategy and Performance

In 2003, as interest rates declined to their lowest level in decades, mortgage refinancing activity reached its highest level ever. While we have purchased securities with some protection against prepayments, the Trust was not completely immune from the effects of refinancing. Unfortunately, the cashflow received from mortgage prepayments were re-invested at lower yields, leading to a decline in the Trust's dividend rate. Any increase in interest rates like the one that occurred in July and August of this year should help to mitigate, but not eliminate, the pressure on the Trust's income.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Report of the Investment Advisor
For the Six Months Ended June 30, 2003
-------------------------------------------------------------------------------


Our focus continues to be to prepare the Trust for its scheduled termination in 2005. Given our anticipation of higher interest rates, we have remained defensive with respect to the duration of the Trust by maintaining duration at the lower end of our tolerance range. Our general strategy continues to be to hold securities that would not only exhibit lower sensitivities to higher prepayment rates, but should also provide protection against slowing prepayment rates if interest rates rise.

As of June 30, 2003, approximately 84.8% of the Trust was invested in securities rated AA or higher (as rated by a nationally recognized rating agency).

Conclusion

We appreciate the opportunity to serve your investment needs, and thank you for your continued support. As always, we welcome your questions and comments, and encourage you to contact our Shareholder Services representatives at 1-800-HYPERION.

Sincerely,

/s/Clifford E. Lai

CLIFFORD E. LAI
President,
Hyperion 2005 Investment Grade
  Opportunity Term Trust, Inc.
President & Chief Executive Officer,
Hyperion Capital Management, Inc.

/s/John H. Dolan

JOHN H. DOLAN
Senior Portfolio Manager,
Hyperion 2005 Investment Grade
  Opportunity Term Trust, Inc.
Managing Director & Chief Investment Officer,
Hyperion Capital Management, Inc.

-------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Portfolio of Investments - (Unaudited)
June 30, 2003

                                                                       Interest                   Principal        Value
                                                                       Rate         Maturity      Amount           (Note 2)
                                                                                                  (000s)
U.S. GOVERNMENT & AGENCY OBLIGATIONS -- 56.1%
U.S. Government Agency Collateralized Mortgage Obligations -- 11.5%
  Federal Home Loan Mortgage Association
    Series 2551, Class TB...............................................4.50%...09/15/21     $     3,000   $      3,090,681
  Federal Home Loan Mortgage Corporation
    Series 2369, Class A................................................6.50....07/15/28           1,271          1,272,825
    Series 2149, Class TF...............................................6.50....05/15/24        7,606@            7,616,676
                                                                                                           ----------------
                                                                                                                  8,889,501
  Federal National Mortgage Association
    Series 2001-14, Class GB............................................6.50....11/25/26        7,039@            7,068,663
                                                                                                              ----------------

Total U.S. Government Agency Collateralized Mortgage Obligations
         (Cost-- $18,982,358)..............................................................                      19,048,845
                                                                                                           ----------------
U.S. Government Agency Pass -Through Certificates -- 44.6%
  Federal Home Loan Mortgage Corporation
    Pool C63650.........................................................7.00....02/01/32        2,065@            2,179,822
    Pool C63689.........................................................7.00....02/01/32           189              199,973
    Pool C63740.........................................................7.00....02/01/32        3,348@            3,510,008
    Pool C63963.........................................................7.00....02/01/32         1,234            1,294,025
    Pool C64107.........................................................7.00....02/01/32        1,192@            1,250,048
    Pool C64108.........................................................7.00....02/01/32        4,141@            4,341,305
                                                                                                           ----------------
                                                                                                                 12,775,181
  Federal National Mortgage Association
    Pool 614372.........................................................7.00....01/01/32        3,896@            4,102,600
    Pool 619134.........................................................7.00....01/01/32             347            364,915
    Pool 628305.........................................................7.00....03/01/32        4,253@            4,478,356
    Pool 628408.........................................................7.00....03/01/32        2,500@            2,632,768
    Pool 630249.........................................................7.00....03/01/32          1,020           1,074,645
    Pool 642486.........................................................7.00....05/01/32             643            677,465
    Pool 642487.........................................................7.00....04/01/32             943            993,298
    Pool 642488.........................................................7.00....04/01/32             843            887,358
    Pool 645465.........................................................7.00....05/01/32        7,391@            7,783,863
                                                                                                           ----------------
                                                                                                                 22,995,268
  Federal National Mortgage Association TBA
    (c).................................................................5.00....12/31/99        13,000           13,098,514
    (c).................................................................6.00....12/31/99          6,000           6,232,500
    (c).................................................................6.00....12/31/99          6,000           6,223,128
    (c).................................................................7.00....12/31/99          7,000           7,082,033
                                                                                                           ----------------
                                                                                                                 32,636,175
  Government National Mortgage Association
    Pool 581513.........................................................6.00....04/15/33         1,454            1,524,785
    Pool 569691.........................................................7.50....02/15/32         3,635            3,861,787
                                                                                                           ----------------
                                                                                                                  5,386,572

Total U.S. Government Agency Pass -Through Certificates
         (Cost-- $73,162,563)......................................................                        $     73,793,196
                                                                                                           ----------------

Total U.S. Government & Agency Obligations
         (Cost-- $92,144,921)......................................................                              92,842,041
                                                                                                                 ----------------

------------
See notes to financial statements.






----------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
----------------------------------------------------------------------
Portfolio of Investments - (Unaudited)
----------------------------------------------------------------------
June 30, 2003                                                          Interest                   Principal        Value
                                                                       Rate          Maturity      Amount          (Note 2)
                                                                                                   (000s)

ASSET-BACKED SECURITIES -- 8.7%
Housing Related Asset-Backed Securities -- 8.7%
  Amortizing Residential Collateral Trust
    Series 2002-BC4N, Class B2*..........................................7.75%...07/25/32     $       584            580,017
----------------------------------------------------------------------
  AQ Finance NIM Trust
    Series 2003-N3A, Class Note*.........................................9.05....03/25/33             886            886,451
----------------------------------------------------------------------
  ARC Net Interest Margin Trust
    Series 2002-6, Class A*..............................................7.75....09/27/32             526            521,927
----------------------------------------------------------------------
  First Franklin Mortgage Loan Asset Backed Certificate
    Series 2003-FF1, Class M3F......................................................
                                                                         5.59    03/25/33           2,200          2,248,059
----------------------------------------------------------------------
  Renaissance NIM Trust
    Series 2002-C, Class Note*...........................................8.35....12/25/32             530            530,012
----------------------------------------------------------------------
    Series 2003-A, Class Note*...........................................8.60....05/25/33             871            872,789
                                                                                                            ----------------
----------------------------------------------------------------------
                                                                                                                   1,402,801
----------------------------------------------------------------------
  Saxon Asset Securities Trust
    Series 1999-3, Class MF1.............................................7.75....12/25/29           8,153          8,703,923
                                                                                                            ----------------
----------------------------------------------------------------------
Total Housing Related Asset-Backed Securities
         (Cost-- $13,734,644).......................................................                              14,343,178
                                                                                                            ----------------
======================================================================
Total Asset-Backed Securities
         (Cost-- $13,734,644).......................................................                              14,343,178
                                                                                                            ----------------

---------------------------------------------------------------------------- ------------- ---------------- ------------------
---------------------------------------------------------------------------- ------------- ---------------- ------------------

MUNICIPAL ZERO COUPON SECURITIES -- 6.8%
Texas -- 5.6%
  San Antonio Texas, Electricity & Gas Revenue
    Bond, Series B, FGIC.................................................1.90(a).02/01/07          10,000          9,283,100
                                                                                                            ----------------
----------------------------------------------------------------------
----------------------------------------------------------------------
West Virginia -- 1.2%
  West Virginia State Parkways Economic Development
    and Tourism Authority Revenue Bond, FGIC
    Capital Appreciation Prerefunded.....................................1.30(a).05/15/05             695            677,257
----------------------------------------------------------------------
    Capital Appreciation Unrefunded......................................1.49(a).05/15/05           1,280          1,240,640
                                                                                                            ----------------
----------------------------------------------------------------------
                                                                                                                   1,917,897
----------------------------------------------------------------------
Total Municipal Zero Coupon Securities
         (Cost $9,951,834)..........................................................                              11,200,997
                                                                                                            ----------------


------------------------------------------------------------------------------------------ ---------------- ------------------
------------------------------------------------------------------------------------------ ---------------- ------------------


COMMERCIAL MORTGAGE BACKED SECURITIES 20.0%
  1301 Avenue of the Americas Trust
    Series 2000-1301, Class B*.........................................7.34%+ ..08/03/10     $     8,000   $      8,779,200
  DLJ Mortgage Acceptance Corp.
    Series 1996-CF1, Class A1B*........................................7.58......03/13/28           1,018          1,042,118
  Morgan Stanley Capital I
    Series 1999-1NYP, Class A2*........................................6.84......05/03/06          16,000         17,780,320
  Trizec Hanh Office Properties Trust
    Series 2001-TZHAC, Class C3*.......................................6.52......03/15/13           5,000          5,482,050
                                                                                                            ----------------
Total Commercial Mortgage Backed Securities
         (Cost-- $32,890,821).......................................................                              33,083,688
                                                                                                            ----------------

------------
See notes to financial statements.





-----------------------------------------------------------------------------------------------------------------------------------
HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Portfolio of Investments - (Unaudited)
June 30, 2003                                                          Interest                   Principal        Value
                                                                       Rate      Maturity         Amount           (Note 2)
                                                                                                  (000s)

NON-AGENCY RESIDENTIAL MORTGAGE BACKED SECURITIES 54.9%
Subordinated Collateralized Mortgage Obligations -- 29.7%
  ABN AMRO Mortgage Corp.
    Series 2001-8, Class 1B1............................................6.59....01/25/32           7,412          7,621,288
  Bank of America Mortgage Securities
    Series 2003-B, Class B2............................................4.14+....03/25/33           4,822          4,812,474
    Series 2001-D, Class B2............................................6.16+....08/25/31           1,755          1,771,428
    Series 2001-E, Class B2............................................6.20+....09/25/31           1,850          1,866,257
                                                                                                           ----------------
                                                                                                                  8,450,159
  Cendant Mortgage Corp.
    Series 2000-8, Class B2.............................................7.50....11/25/30           1,632          1,631,061
    Series 2000-8, Class B3.............................................7.50....11/25/30             979            978,559
    Series 2000-9, Class B1.............................................7.50....12/26/30           1,836          1,834,888
                                                                                                           ----------------
                                                                                                                  4,444,508
  Chase Mortgage Finance Corp.
    Series 1999-S12, Class B2...........................................7.25....10/25/29           1,148          1,157,248
  Citicorp Mortgage Securities, Inc.
    Series 1998-10, Class B2............................................6.25....11/25/28           2,381          2,428,738
    Series 1999-8, Class B2.............................................6.25....10/25/29             502            525,256
    Series 1998-4, Class B2.............................................6.75....06/25/28           1,286          1,303,039
    Series 1998-8, Class B2.............................................6.75....09/25/28           2,119          2,154,240
                                                                                                           ----------------
                                                                                                                  6,411,273
  Countrywide Home Loans
    Series 1998-15, Class B2............................................6.75....10/25/28           2,119          2,126,858
  First Horizon Asset Securities, Inc.
    Series 2003-AR2, Class B3..........................................4.82+....07/25/33           1,036          1,023,016
    Series 2002-AR2, Class B2..........................................5.33+....12/27/32           1,448          1,481,758
                                                                                                           ----------------
                                                                                                                  2,504,774
  GE Capital Mortgage Services, Inc.
    Series 1999-17, Class B2............................................7.00....09/25/29           1,347          1,358,356
  Merrill Lynch Mortgage Investors, Inc.
    Series 2002-A3, Class M3...........................................5.58+....09/25/32           1,866          1,900,347
  Norwest Asset Securities Corp.
    Series 1998-5, Class B2.............................................6.75....03/25/28           1,093          1,091,799
    Series 1997-21, Class B2............................................7.00....01/25/28             752            750,948
                                                                                                           ----------------
                                                                                                                  1,842,747
  Prudential Home Mortgage Securities Company, Inc.
    Series 1992-33 Class B1.............................................7.50%...11/25/22     $     2,459   $      2,502,390
  Residential Funding Mortgage Securities I
    Series 2002-S9, Class M1............................................6.00....07/25/17           1,276          1,307,444
  Washington Mutual Series 2002-AR18, Class B3.........................4.87+....01/25/33           3,975          3,979,794
  Wells Fargo Mortgage Backed Securities Trust
    Series 2002-F, Class B2............................................5.54+....10/25/32           1,516          1,567,069
    Series 2000-9, Class B2.............................................7.75....11/25/30           1,984          1,982,026
                                                                                                           ----------------
                                                                                                                  3,549,095
Total Subordinated Collateralized Mortgage Obligations
         (Cost $47,558,137)........................................................                              49,156,281
                                                                                                                   ----------------

------------
See notes to financial statements.









-------------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Portfolio of Investments - (Unaudited)
June 30, 2003                                                          Interest                   Principal        Value
                                                                       Rate      Maturity         Amount           (Note 2)
                                                                                                  (000s)

Senior Collateralized Mortgage Backed Securities 25.2%
  ABN AMRO Mortgage Corp.
    Series 2002-10, Class 1A9............................................4.75....01/25/33           7,814          8,029,642
  Bank One Mortgage-Backed Pass-Through
    Series 2000-2, Class 8A.............................................6.86+....03/15/30           1,586          1,606,049
  Countrywide Home Loans
    Series 2002-J3, Class 1A8............................................5.00....10/25/32           2,888@         2,892,842
    Series 2002-J4, Class 1A3............................................5.50....10/25/32           8,460          8,621,216
                                                                                                            ----------------
                                                                                                                  11,514,058
  Credit Suisse First Boston Mortgage Securities Corp.
    Series 2003-AR9, Class 1A1..........................................4.92+....03/25/33           7,484          7,708,473
  PNC Mortgage Securities Corp.
    Series 1999-4, Class 1A7.............................................6.40....06/25/29           7,038          7,136,633
  Residential Funding Securities Corp.
    Series 2003-RM1, Class A1............................................4.75....02/25/33           5,626          5,804,462
                                                                                                            ----------------
Total Senior Collateralized Mortgage Backed Securities
         (Cost-- $41,713,232).......................................................                              41,799,317
                                                                                                            ----------------
Total Non-Agency Residential Mortgage Backed Securities
         (Cost-- $89,271,369)..............................................................                       90,955,598
                                                                                                                 ----------------

---------------------------------------------------------------------- --------

INTEREST ONLY SECURITIES 2.7%
  DLJ Mortgage Acceptance Corp.
    Series 1997-CF2, Class CP*(b)(d)....................................1.36%...10/15/30     $   125,000   $      2,233,625
  GMAC Commercial Mortgage Securities, Inc.
    Series 2001-WTCA, Class X1*(b).....................................0.80+....09/09/15          31,861             56,712
  Residential Asset Mortgage Products, Inc.
    Series 2002-RS2, Class AIIO(b).....................................4.00+....09/25/04          28,972          1,023,088
  Residential Funding Mortgage Securities I
    Series 2002-HS1, Class AIO(b).......................................7.00....07/25/04          23,020          1,221,025
                                                                                                           ----------------
Total Interest Only Securities
         (Cost-- $5,040,737).......................................................                               4,534,450
                                                                                                           ----------------

--------------------------------------------------------------------------- ------------- ---------------- ------------------
--------------------------------------------------------------------------- ------------- ---------------- ------------------

Total Investments 149.2%
         (Cost-- $243,034,326).....................................................                             246,959,952
Liabilities in Excess of Other Assets

  (49.2)%..........................................................................                             (81,470,153)
                                                                                                           ----------------
NET ASSETS 100.0%..................................................................                        $    165,489,799
                                                                                                               ================


---------------------------------------------------------------------- ----

*           -- Security exempt from registration under Rule 144A of the
               Securities Act of 1933. These securities may only be resold in transactions exempt from registration, normally to qualified institutional buyers.
(a)         -- Zero Coupon Bonds -- Interest rate represents current yield to maturity.
(b)         -- Interest rate and principal amount are based on the notional amount of the underlying mortgage pools.
(c)         -- Settlement is on a delayed delivery or when-issued basis with final maturity to be announced (TBA) in the future.
(d)         -- These issuers are currently making only partial interest payments.
@           -- Portion or entire principal amount delivered as collateral for reverse repurchase agreements. (Note 5)
+           -- Variable Rate Security -- Interest Rate is in effect as of June
               30, 2003.
FGIC        -- Insured by Financial Guaranty Insurance Company.
------------
See notes to financial statements.

------------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Assets and Liabilities -- (Unaudited)
June 30, 2003
------------------------------------------------------------------------------


Assets:
  Investments, at value (cost $243,034,326) (Note 2)...........................    $    246,959,952
  Cash.........................................................................             814,276
  Interest receivable..........................................................           1,336,609
  Principal paydowns receivable................................................             147,932
  Prepaid expenses and other assets............................................             113,336
                                                                                   ----------------
      Total assets.............................................................         249,372,105
                                                                                   ----------------
Liabilities:
  Reverse repurchase agreements (Note 5).......................................          45,383,000
  Interest payable for reverse repurchase agreements (Note 5)..................              10,040
  Payable for investments purchased............................................          32,710,624
  Unrealized depreciation on swap contracts (Note 7)...........................           4,839,579
  Payable on open swap contracts...............................................             769,492
  Investment advisory fee payable (Note 3).....................................              88,550
  Administration fee payable (Note 3)..........................................              21,808
  Accrued expenses and other liabilities.......................................              59,213
                                                                                   ----------------
      Total liabilities........................................................          83,882,306
                                                                                   ----------------
Net Assets (equivalent to $9.74 per share based on

  16,993,931 shares issued and outstanding)....................................    $    165,489,799
                                                                                   ================


Composition of Net Assets:

  Capital stock, at par value ($.001) (Note 6).................................    $         16,994
  Additional paid-in capital (Note 6)..........................................         165,035,352
  Accumulated undistributed net investment income..............................           3,595,990
  Accumulated net realized loss................................................          (2,244,584)
  Net unrealized depreciation..................................................            (913,953)
                                                                                   ----------------
  Net assets applicable to capital stock outstanding...........................    $    165,489,799
                                                                                   ================






-----------
See notes to financial statements.

--------------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Operations -- (Unaudited)
For the Six Months Ended June 30, 2003
--------------------------------------------------------------------------------


Investment Income (Note 2):
  Interest............................................................................... $    5,868,156
                                                                                          --------------
Expenses:
  Investment advisory fee (Note 3).......................................................        537,170
  Administration fee (Note 3)............................................................        132,227
  Insurance..............................................................................         68,359
  Accounting and tax services............................................................         41,253
  Custodian..............................................................................         33,083
  Directors' fees........................................................................         28,458
  Reports to shareholders................................................................         24,296
  Registration fees......................................................................         12,976
  Transfer agency........................................................................         11,490
  Legal..................................................................................          2,183
  Miscellaneous..........................................................................          6,231
                                                                                          --------------
    Total operating expenses.............................................................        897,726
                                                                                          --------------
    Interest expense on reverse repurchase agreements (Note 5)...........................        437,132
    Net interest expense on swaps (Note 2)...............................................        825,621
                                                                                          --------------
    Total expenses.......................................................................      2,160,479
                                                                                          --------------
  Net investment income..................................................................      3,707,677
                                                                                          --------------
Realized and Unrealized Gain (Loss) on Investments (Notes 2 and 7):
Net realized gain on:
  Investments............................................................................      2,925,638
                                                                                          --------------
Net change in unrealized appreciation/depreciation on:
  Investments............................................................................     (4,350,580)
  Swap contracts.........................................................................       (785,839)
                                                                                          --------------

Net change in unrealized appreciation/depreciation on investments and swap contracts.....     (5,136,419)
                                                                                          --------------
Net realized and unrealized loss on investments and swap contracts.......................     (2,210,781)
                                                                                          --------------
Net increase in net assets resulting from operations..................................... $    1,496,896
                                                                                          ==============




------------
See notes to financial statements.

-----------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statements of Changes in Net Assets


                                                                                              For the Six Months
                                                                                                    Ended           For the Year
                                                                                                June 30, 2003           Ended
                                                                                                 (Unaudited)      December 31, 2002
----------------------------------------------------------------------------------------------------------------- ------------------
----------------------------------------------------------------------------------------------------------------- ------------------

Increase (Decrease) in Net Assets Resulting from Operations:
  Net investment income..................................................................       $     3,707,677    $      8,260,391
  Net realized gain/(loss) on investments, futures, swap contracts and short sales.......             2,925,638          (3,052,558)
  Net change in unrealized appreciation/depreciation on investments, futures and swap contacts
                                                                                                     (5,136,419)          2,564,659
                                                                                                ---------------    ----------------
  Net increase in net assets resulting from operations...................................             1,496,896           7,772,492
                                                                                                ---------------    ----------------
Dividends to Shareholders (Note 2):
  Net investment income..................................................................            (3,256,553)         (9,059,664)
                                                                                                ---------------    ----------------
Capital Stock Transactions (Note 6):
  Proceeds from reinvestment in shares (6,358 shares)....................................                62,229                  --
                                                                                                ---------------    ----------------
    Total decrease in net assets.........................................................            (1,697,428)         (1,287,172)
Net Assets:
  Beginning of period....................................................................           167,187,227         168,474,399
                                                                                                ---------------    ----------------
  End of period (including undistributed net investment income of $3,595,990 and $3,144,866,

     respectively).......................................................................       $   165,489,799    $    167,187,227
                                                                                                ===============    ================






------------
See notes to financial statements.

-----------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Statement of Cash Flows -- (Unaudited)
For the Six Months Ended June 30, 2003
-----------------------------------------------------------------------------


Increase (Decrease) in Cash:
  Cash flows provided by (used for) operating activities:
    Interest received (including net amortization of $2,027,530)............................ $      9,194,889
    Interest expense paid...................................................................       (1,341,644)
    Operating expenses paid.................................................................       (1,081,164)
    Sales of short-term portfolio investments, net..........................................        6,979,000
    Purchases of long-term portfolio investments............................................      (82,653,894)
    Proceeds from disposition of long-term portfolio investments and principal paydowns.....      103,502,280
                                                                                             ----------------
    Net cash provided by operating activities...............................................       34,599,467
                                                                                             ----------------
  Cash flows provided by (used for) financing activities:
    Net cash used for reverse repurchase agreements.........................................      (30,084,000)
    Cash dividends paid.....................................................................       (3,902,196)
                                                                                             ----------------
    Net cash used for financing activities..................................................      (33,986,196)
                                                                                             ----------------

  Net increase in cash......................................................................          613,271
  Cash at beginning of period...............................................................          201,005
                                                                                             ----------------
  Cash at end of period..................................................................... $        814,276
                                                                                             ================

Reconciliation of Net Increase in Net Assets Resulting from Operations to
  Net Cash Provided by Operating Activities:
  Net increase in net assets resulting from operations...................................... $      1,496,896
                                                                                             ----------------
    Increase in investments, at cost........................................................       (5,053,122)
    Decrease in net unrealized appreciation/depreciation on investments and swaps...........        5,136,419
    Decrease in interest receivable.........................................................          133,422
    Decrease in other assets................................................................          324,221
    Increase in other liabilities...........................................................       32,561,631
                                                                                             ----------------

      Total adjustments.....................................................................       33,102,571
                                                                                             ----------------
  Net cash provided by operating activities................................................. $     34,599,467
                                                                                             ================



Noncash financing activities not included herein consist of reinvestment of dividends of $62,229


------------
See notes to financial statements.

------------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Financial Highlights

                                             For the Six
                                               Months
                                                Ended
                                              June 30,
                                                2003                             For the Year Ended December 31,
                                                          ------------------------------------------------------
                                             (Unaudited)      2002            2001            2000            1999           1998
------------------------------------------ -------------- --------------- --------------- --------------- -------------- -----------
------------------------------------------ -------------- --------------- --------------- --------------- -------------- -----------

Per Share Operating Performance:
Net asset value, beginning of period..     $    9.84      $    9.92            9.69       $    9.04       $    9.71      $    9.65
                                           ---------      ---------       ---------       ---------       ---------      ---------
Net investment income.................          0.22           0.49            0.57            0.51            0.51           0.56
Net realized and unrealized gains
  (losses) on investments, and swap            (0.13)         (0.04)           0.21            0.55           (0.65)          0.03
                                           ---------      ---------       ---------       ---------       ---------      ---------
  contracts...........................
Net increase (decrease) in net asset

  value resulting from operations.....          0.09           0.45            0.78            1.06           (0.14)          0.59
Net effect of shares repurchased......             --             --              --          0.00*            0.01           0.02
Dividends from net investment income..         (0.19)         (0.53)          (0.55)          (0.41)          (0.54)         (0.55)
                                           ---------      ---------       ---------       ---------       ---------      ---------
Net asset value, end of period........     $    9.74      $    9.84       $    9.92       $    9.69       $    9.04      $    9.71
                                           =========      =========       =========       =========       =========      =========
Market price, end of period...........     $  9.8400      $  9.8900          9.6500       $  8.6875       $  7.9375      $  8.6250
                                           =========      =========       =========       =========       =========      =========
Total Investment Return+..............          1.46%(1)       8.20%          17.87%          15.14%          (1.82)%         8.92%

Ratios to Average Net Assets/
  Supplementary Data:
Net assets, end of period (000's).....     $  165,490     $  167,187      $  168,474      $  164,570      $  154,024     $  166,124
Operating expenses....................          1.09%(2)       1.09%                  1.05%    1.08%           1.10%          1.06%
Interest expense......................          1.53%(2)       2.07%                  2.41%    3.08%           2.63%          2.45%
Total expenses........................          2.62%(2)       3.16%                  3.46%    4.16%           3.73%          3.51%
Net investment income.................          4.58%(2)       4.87%                  5.69%    5.62%           5.45%          5.78%
Portfolio turnover rate...............             43%(1)         92%                             12%             33%            79%
                                                                          112%

----------

+ Total investment return is based upon the New York Stock Exchange market price of the Trust's shares and excludes the effects of brokerage commissions. Dividends and distributions are assumed to be reinvested at the prices obtained under the Trust's dividend reinvestment plan.

*    Rounds to less than .01.

(1)  Not annualized

(2)  Annualized



------------
See notes to financial statements.

-------------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Notes to Financial Statements -- (Unaudited)
June 30, 2003
-------------------------------------------------------------------------------


1.  The Trust

Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust"), which was incorporated under the laws of the State of Maryland on December 14, 1992, is registered under the Investment Company Act of 1940 (the "1940 Act") as a
diversified, closed-end management investment company. The Trust had no transactions until February 17, 1993, when it sold 10,673 shares of common stock for $100,006 to Hyperion Capital Management, Inc. (the "Advisor"). The Trust expects to distribute substantially all of its net assets on or shortly before November 30, 2005 and thereafter to terminate. The distribution and termination may require shareholder approval.

The Trust's investment objectives are to provide a high level of current income consistent with investing only in investment grade securities and to return at least $10.00 per share (the initial public offering price per share) to investors on or shortly before November 30, 2005. Investment grade securities are securities that are either (i) at the time of investment rated in one of the four highest rating categories of a nationally recognized rating agency (e.g., between AAA and BBB by Standard & Poor's Corporation and Fitch IBCA, Inc. or between Aaa and Baa by Moody's Investors Service, Inc.) or (ii) issued or guaranteed by the U.S. Government or one of its agencies or instrumentalities. No assurance can be given that the Trust's investment objectives will be achieved.

2.  Significant Accounting Policies

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Valuation of Investments: Where market quotations are readily available, securities held by the Trust are valued based upon the current bid price, except preferred stocks, which are valued based upon the closing price. Securities may be valued by independent pricing services that have been approved by the Board of Directors. The prices provided by a pricing service take into account broker dealer market price quotations for institutional size trading in similar groups of securities, security quality, maturity, coupon and other security characteristics as well as any developments related to the specific securities. The Trust values mortgage-backed securities ("MBS") and other debt securities for which market quotations are not readily available (approximately 15% of the investments in securities held by the Trust at June 30, 2003) at their fair value as determined in good faith, utilizing procedures approved by the Board of Directors of the Trust, on the basis of information provided by dealers in such securities. Some of the general factors which may be considered in determining fair value include the fundamental analytic data relating to the investment and an evaluation of the forces which influence the market in which these securities are purchased and sold. Determination of fair value involves subjective judgment, as the actual market value of a particular security can be established only by negotiations between the parties in a sales transaction. Debt securities having a remaining maturity of sixty days or less when purchased and debt securities originally purchased with maturities in excess of sixty days but which currently have maturities of sixty days or less are valued at amortized cost.

The ability of issuers of debt securities held by the Trust to meet their obligations may be affected by economic developments in a specific industry or region. The values of MBS can be significantly affected by changes in interest rates or in the financial condition of the issuer.

Options Written or Purchased: The Trust may write or purchase options as a method of hedging potential declines in similar underlying securities. When the Trust writes or purchases an option, an amount equal to the premium received or paid by the Trust is recorded as a liability or an asset and is subsequently adjusted to the current market value of the option written or purchased. Premiums received or paid from writing or purchasing options which expire unexercised are treated by the Trust on the expiration date as realized gains or losses. The difference between the premium and the amount paid or received on effecting a closing purchase or sale transaction, including brokerage commissions, also is treated as a realized gain or loss. If an option is exercised, the premium paid or received is added to the proceeds from the sale or cost of the purchase in determining whether the Trust has realized a gain or a loss on the investment transaction.

The Trust, as writer of an option, may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option.

The Trust purchases or writes options to hedge against adverse market movements or fluctuations in value caused by changes in interest rates. The Trust bears the risk in purchasing an option, to the extent of the premium paid, that it will expire without being exercised. In addition, the Trust bears the risk of not being able to enter into a closing transaction for written options as a result of an illiquid market.

Short Sales: The Trust may make short sales of securities as a method of hedging potential declines in similar securities owned. The Trust may have to pay a fee to borrow the particular securities and may be obligated to pay to the lender an amount equal to any payments received on such borrowed securities. A gain, limited to the amount at which the Trust sold the security short, or a loss, unlimited as to dollar amount, will be realized upon the termination of a short sale if the market price is less or greater than the proceeds originally received.

Financial Futures Contracts: A futures contract is an agreement between two parties to buy and sell a financial instrument for a set price on a future date. Initial margin deposits are made upon entering into futures contracts and can be either cash or securities. During the period the futures contract is open, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each day's trading. Variation margin payments are made or received, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Trust records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transaction and the Trust's basis in the contract.

The Trust invests in financial futures contracts to hedge against fluctuations in the value of portfolio securities caused by changes in prevailing market interest rates. Should interest rates move unexpectedly, the Trust may not achieve the anticipated benefits of the financial futures contracts and may realize a loss. The use of futures transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates and the underlying hedged assets. The Trust is at risk that it may not be able to close out a transaction because of an illiquid market.

Swap agreements: The Trust may invest in swap agreements. The Trust may enter into interest rate swap agreements to manage its exposure to interest rates. Interest rate swap agreements involve the exchange by the Trust with another party of their respective commitments to pay or receive interest, e.g., an exchange of floating rate payments for fixed rate payments with respect to a notional amount of principal. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized gain or loss in the Statement of Operations. Net payments of interest on interest rate swap agreements are included as part of interest expense. For the six months ended June 30, 2003, such net payments accrued by the Trust amounted to $825,621. Entering into these agreements involves, to varying degrees, elements of credit and market risk in excess of the amounts recognized on the Statement of Assets and Liabilities. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or that there may be unfavorable changes in the fluctuation of interest rates. See Note 7 for a summary of all open swap agreements as of June 30, 2003.

When-Issued Purchases and Forward Commitments: The Trust may purchase securities on a ""when-issued" basis and may purchase or sell securities on a ""forward commitment" basis. When such transactions are negotiated, the price is fixed at the time the commit- ment is made, but delivery and payment for the securities take place at a later date, which can be a month or more after the date of the transaction. At the time the Trust makes the commitment to purchase securities on a when-issued or forward commitment basis, it will record the transaction and thereafter reflect the value of such securities in determining its net asset value. At the time the Trust enters into a transaction on a when-issued or forward commitment basis, a segregated account consisting of cash or liquid securities equal to the value of the when-issued or forward commitment securities will be established and maintained with a custodian and will be marked to the market daily. On the delivery date, the Trust will meet its obligations from securities that are then maturing or sales of the securities held in the segregated asset account and/or from then available cash flow.
When-issued securities and forward commit- ments may be sold prior to the settlement date which can result in a gain or loss due to market fluctuation subsequent to the time when the commitment was originally made. There is always a risk that the securities may not be delivered and that the Trust may incur a loss or will have lost the opportunity to invest the amount set aside for such transaction in the segregated asset account. Settlements in the ordinary course, which may take substantially more than five business days for mortgage-related securities, are not rated by the Trust as when-issued or forward commitment transactions and, accordingly, are not subject to the foregoing limitations even though some of the risks described above may be present in such transactions.

Securities  Transactions  and Investment  Income:  Securities  transactions  are recorded on the trade date. Realized gains and losses from securities transactions are calculated on the identified cost basis. Interest income is recorded on the accrual basis. Discounts and premiums on securities are accreted and amortized using the effective yield to maturity method.

Taxes: It is the Trust's intention to continue to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to its shareholders. Therefore, no federal income or excise tax provision is required.

Dividends and Distributions: The Trust declares and pays dividends monthly from net investment income. Distributions of realized capital gains in excess of capital loss carryforwards are distributed at least annually. Dividends and distributions are recorded on the ex-dividend date. Dividends from net investment income and distributions from realized gains from investment transactions have been determined in accordance with Federal income tax regulations and may differ from net investment income and realized gains recorded by the Trust for financial reporting purposes. These differences, which could be temporary or permanent in nature, may result in reclassification of distributions; however, net investment income, net realized gains and net assets are not affected.

Cash Flow Information: The Trust invests in securities and distributes dividends and distributions which are paid in cash or are reinvested at the discretion of shareholders. These activities are reported in the Statement of Changes in Net Assets. Additional information on cash receipts and cash payments is presented in the Statement of Cash Flows. Cash, as used in the Statement of Cash Flows, is defined as "Cash" in the Statement of Assets and Liabilities, and does not include short-term investments.

Accounting practices that do not affect reporting activities on a cash basis include carrying investments at value and accreting discounts and amortizing premiums on debt obligations.

Repurchase Agreements: The Trust, through its custodian, receives delivery of the underlying collateral, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. The Advisor is responsible for determining that the value of these underlying securities is sufficient at all times. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings commence with respect to the seller of the security, realization of the collateral by the Trust may be delayed or limited.

3.  Investment Advisory Agreements and Affiliated Transactions

The Trust has entered into an Investment Advisory Agreement with the Advisor. The Advisor is responsible for the management of the Trust's portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Trust. For such services, the Trust pays a monthly fee at an annual rate of 0.65% of the Trust's average weekly net assets. During the six months ended June 30, 2003, the Advisor earned $537,170 in advisory fees from the Trust.

The Trust has entered into an Administration Agreement with Hyperion Capital Management, Inc. (the "Administrator"). The Administrator entered into a sub-administration agreement with State Street Corp. (the "Sub-Administrator"), an affiliate of the Trust's Custodian. The Administrator and Sub-Administrator perform administrative services necessary for the operation of the Trust, including maintaining certain books and records of the Trust and preparing reports and other documents required by federal, state, and other applicable laws and regulations, and providing the Trust with administrative office facilities. For these services, the Trust pays to the Administrator a monthly fee at an annual rate of 0.17% of the first $100 million of the Trust's average weekly net assets, 0.145% of the next $150 million and 0.12% of any amounts above $250 million. During the six months ended June 30, 2003, the Administrator earned $132,227 in administration fees. The Administrator is responsible for any fees due the Sub-Administrator.

Certain officers and/or directors of the Trust are officers and/or directors of the Advisor, Administrator and Sub-Administrator.

4.  Purchases and Sales of Investments

Purchases and sales of investments, excluding short-term securities, U.S. Government securities and reverse repurchase agreements, for the six months ended June 30, 2003 were $78,079,259 and $69,660,899, respectively. Purchases and sales of U.S. Government securities, excluding short-term securities, for the six months ended June 30, 2003 were $37,285,259 and $33,403,824, respectively. For purposes of this footnote, U.S. Government securities may include securities issued by the U.S. Treasury, the Federal Home Loan Mortgage Corporation and the Federal National Mortgage Association.

5.  Borrowings

The Trust may enter into reverse repurchase agreements with the same parties with whom it may enter into repurchase agreements. Under a reverse repurchase agreement, the Trust sells securities and agrees to repurchase them at a mutually agreed upon date and price. Under the 1940 Act, reverse repurchase agreements will be regarded as a form of borrowing by the Trust unless, at the time it enters into a reverse repurchase agreement, it establishes and maintains a segregated account with its custodian containing securities from its portfolio having a value not less than the repurchase price (including accrued interest). The Trust has established and maintained such an account for each of its reverse repurchase agreements.

Reverse repurchase agreements involve the risk that the market value of the securities retained in lieu of sale by the Trust may decline below the price of the securities the Trust has sold but is obligated to repurchase. In the event the buyer of securities under a reverse repurchase agreement files for bankruptcy or becomes insolvent, such buyer or its trustee or receiver may receive an extension of time to determine whether to enforce the Trust's obligation to repurchase the securities, and the Trust's use of the proceeds of the reverse repurchase agreement may effectively be restricted pending such decision.

At June 30, 2003, the Trust had the following reverse repurchase agreements outstanding:

                                                                                                                          Maturity
   Face Value                Description                                                                                   Amount
----------------                                                                                                     ------------
$    1,225,000      Goldman Sachs, 1.15%, dated 6/30/03, maturity date 07/15/03..................................    $    1,225,587
     1,612,000      Lehman Brothers, 1.21%, dated 6/26/03, maturity date 7/30/03.................................         1,613,842
     2,556,000      Lehman Brothers, 1.10%, dated 6/30/03, maturity date 7/15/03.................................         2,557,172
     7,557,000      Lehman Brothers, 1.10%, dated 6/30/03, maturity date 7/15/03.................................         7,560,464
     4,351,000      Lehman Brothers, 1.10%, dated 6/30/03, maturity date 7/15/03.................................         4,352,994
     4,281,000      Lehman Brothers, 1.10%, dated 6/30/03, maturity date 7/15/03.................................         4,282,962
     6,884,000      Morgan Stanley, 1.11%, dated 6/26/03, maturity date 7/29/03..................................         6,891,004
     7,422,000      Morgan Stanley, 1.11%, dated 6/26/03, maturity date 7/17/03..................................         7,426,806
     3,983,000      Merrill Lynch, 1.32%, dated 6/11/03, maturity date 7/02/03...................................         3,986,067
     2,103,000      Merrill Lynch, 1.32%, dated 6/11/03, maturity date 7/02/03...................................         2,104,619
     3,409,000      Merrill Lynch, 1.32%, dated 6/11/03, maturity date 7/02/03...................................         3,411,625
--------------

$   45,383,000

                    Maturity Amount..............................................................................    $   45,413,142
                                                                                                                     --------------
                    Market Value of Assets Sold Under Agreements.................................................    $   46,571,243
                                                                                                                     --------------
                    Weighted Average Interest Rate...............................................................              1.15%
                                                                                                                     --------------

The average daily balance of reverse repurchase agreements outstanding during the six months ended June 30, 2003 was $65,709,094 at a weighted average interest rate of 1.32%. The maximum amount of reverse repurchase agreements outstanding at any time during the period was $76,478,287, as of May 9, 2003, which was 31.47% of total assets.

6.  Capital Stock

There are 75 million shares of $0.001 par value common stock authorized. Of the 16,993,931 shares outstanding at June 30, 2003, the Advisor owned 10,673 shares.

The Trust is continuing its stock repurchase program, whereby an amount of up to 30% of the outstanding common stock as of March 1998, or approximately 4.8 million shares, are authorized for repurchase. The purchase price may not exceed the then-current net asset value.

For the periods ended June 30, 2003 and December 31, 2002, no shares were repurchased. All shares repurchased have been, or will be, retired. Since the inception of the stock repurchase program 4,723,100 shares have been repurchased pursuant to this program at a cost of $37,671,129 and an average discount of 13.16% from its net asset value.

7.  Financial Instruments

The Trust regularly trades in financial instruments with off-balance sheet risk in the normal course of its investing activities to assist in managing exposure to various market risks. These financial instruments include written options, swap agreements and futures contracts and may involve, to a varying degree, elements of risk in excess of the amounts recognized for financial statement purposes. The notional or contractual amounts of these instruments represent the investment the Trust has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered. During the period, the Trust had segregated sufficient cash and/or securities to cover any commitments under these contracts.

There were no written option or futures contracts activity for the period ended June 30, 2003.

As of June 30, 2003, the following swap agreements were outstanding:

                    Expiration                                                                                        Net Unrealized
  Notional Amount      Date                                        Description                                         Depreciation
------------------  ----------                                                                                       --------------
 $   10,000,000        3/12/07  Agreement with Goldman Sachs Capital Markets, LP, dated 3/12/02 to pay               $   (1,087,132)
                                semi-annually the notional amount multiplied by 5.31% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.

 $   15,000,000        2/28/09  Agreement with Goldman Sachs Capital Markets, LP, dated 2/28/02 to pay                   (1,846,549)
                                semi-annually the notional amount multiplied by 5.304% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.

 $   20,000,000        2/01/07  Agreement with Goldman Sachs Capital Markets, LP, dated 2/01/02 to pay                   (1,905,898)
                                semi-annually the notional amount multiplied by 4.973% and to receive quarterly the notional amount multiplied by 3 month USD-LIBOR-BBA.


                                                                                                                     $   (4,839,579)


8.  Federal Income Tax Information

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from generally accepted accounting principles.

During the year ended December 31, 2002, the tax character of the $9,059,664 of distributions paid was from ordinary income. At December 31, 2002 the components of net assets (excluding paid-in-capital) on a tax basis were as follows:


          Currently distributable ordinary income.................................................        $    1,138,982
          Plus: Cumulative timing differences.....................................................             2,005,884
                                                                                                          --------------

            Undistributed Tax ordinary income.....................................................        $    3,144,866
                                                                                                          ==============
          Tax basis capital loss carryover........................................................        $   (5,159,981)
          Less: Cumulative timing differences.....................................................               (10,241)
                                                                                                          --------------
            Accumulated capital loss..............................................................        $   (5,170,222)
                                                                                                          ==============
            Unrealized appreciation/(depreciation)................................................        $    4,222,466
                                                                                                          ==============


The cumulative timing differences under distributable ordinary income is due to tax exempt income retained by the Trust. The cumulative timing difference under capital loss carryover is due to post-October losses.

Federal Income Tax Basis: The federal income tax basis of the Trust's investments at June 30, 2003 was $243,034,326. Net unrealized appreciation for federal income tax purposes was $3,925,626 (gross unrealized appreciation -- $4,822,548; gross unrealized depreciation -- $896,922). At December 31, 2002, the Trust had a capital loss carryforward of $5,159,981, of which $1,868,241 expires in 2008 and $3,291,740 expires in 2010, available to offset any future gains, to the extent provided by regulations. However, if the Trust terminates as expected in 2005, the capital loss carryforward must be utilized by 2005 in order for shareholders to realize a benefit.

9.  Subsequent Events

Dividend: The Trust's Board of Directors declared the following regular monthly dividend:

                                  Dividend       Record     Payable
                                  Per Share       Date       Date
                                 -----------------------  -------
                                   $0.025       07/22/03    07/31/03

-------------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)

-------------------------------------------------------------------------------


The following tables provide information concerning the directors and officers of the Hyperion 2005 Investment Grade Opportunity Term Trust, Inc. (the "Trust").


                                                                                                                       Number of
                               Position(s) Held with                                                                   Portfolios in
                               Trust and Term of                                                                       Trust Complex
Name, Address                  Office and Length of           Principal Occupation(s) During Past 5 Years and
and Age                        Time Served                    Other Directorships Held by Director                     Overseen by
                                                                                                                       Director
------------------------------ ------------------------------ -------------------------------------------------------- -------------
------------------------------------------------------------------------------------------------------------------------------------

Class II Directors to serve until 2005 Annual Meeting of Stockholders:

Robert F. Birch                Director, Member of The        Director and/or Trustee of several investment                   3
  c/o One Liberty              Audit Committee, Member        companies (4) advised by Hyperion Capital
  Plaza, New York, New         of Nominating and              Management, Inc. or by its affiliates
  York 10006-1404              Compensation Committee         (1998-Present); Chairman and President, New
                               and Member of Executive        America High Income Fund (1992-Present); Chairman
  Age 67                       Committee                      of the Board and Co-Founder, The China Business
                               Elected for Three Year         Group, Inc. (1996-Present); Director, Brandywine
                               Term/Director since            Funds (2) (2001 to Present).
                               December 1998                  Formerly, Director and Strategic Planning
                                                              Consultant, Dewe Rogerson, Ltd. (1994-1998)

Leo M. Walsh, Jr.              Director, Chairman of          Director and/or Trustee of several investment                   3
  c/o One Liberty              the Audit Committee,           companies (4) advised by Hyperion Capital
  Plaza, New York, New         Member of Nominating           Management, Inc. or by its affiliates
  York 10006-1404              and Compensation               (1989-Present); Financial Consultant for Medco
                               Committees                     Health Solutions Inc. (formerly Merck-Medco
  Age 70                                                      Managed Care LLC.) (1994-Present
                               Elected for Three Year
                               Term/Director since
                               February 1993

Class I Director to serve until 2004 Annual Meeting of Stockholders:

Rodman L. Drake                Director, Member of the        Co-Founder, Baringo Capital LLC (2002-Present);                 3
  c/o One Liberty              Audit Committee,               Director and/or Trustee of several investment
  Plaza, New York, New         Chairman of Nominating         companies (3) advised by Hyperion Capital
  York 10006-1404              and Compensation               Management, Inc. (1989-Present); Director,
                               Committees                     Hotelevision, Inc. (1999- Present); Director,
  Age 60                                                      Parsons Brinckerhoff, Inc. (1995- Present);
                               Elected for Three Year         Director, Absolute Quality Inc. (2000-Present);
                               Term/Director since            Trustee of Excelsior Funds (33) (1994-Present);
                               February 1993                  Director, Animal Medical Center (2002-Present).
                                                              Formerly, President, Continuation Investments
                                                              Group Inc. (1997-2001)

Class III Director to serve until 2006 Annual Meeting of Stockholders:

Harry E. Petersen, Jr.         Director, Member of the        Director and/or Trustee of several investment                   3
  c/o One Liberty              Audit Committee, Member        companies (3) advised by Hyperion Capital
  Plaza, New York, New         of Nominating and              Management, Inc. or by its affiliates
  York 10006-1404              Compensation                   (1992-Present).
                               Committees, Member of
  Age 78                       Executive Committee            Formerly, Senior Consultant to Cornerstone Equity
                                                              Advisors, Inc. (1998-2001); Senior Consultant to
                               Elected for Three Year         Potomac Babson Inc. (1995-1998)
                               Term/Director since
                               February 1993


                                                                                                                       Number of
                               Position(s) Held with                                                                   Portfolios in
                               Trust and Term of                                                                       Trust Complex
Name, Address                  Office and Length of           Principal Occupation(s) During Past 5 Years and
and Age                        Time Served                                                                             Overseen by
                                                              Other Directorships Held by Director                     Director
------------------------------ ------------------------------ -------------------------------------------------------- ------------
------------------------------ ------------------------------ -------------------------------------------------------- ------------

Lewis S. Ranieri*              Director, Member of            Chairman and Chief Executive Officer of Ranieri &               3
  c/o One Liberty              Executive Committee            Co., Inc. (since 1988); President of LSR Hyperion
  Plaza, New York, New                                        Corp., a general partner of the limited
  York 10006-1404              Elected for Three Year         partnership that is the general partner of
                               Term/Director since            Hyperion Partners L.P. ("Hyperion Partners")
  Age 56                       February 1993                  (since 1988); Director and Chairman of the Board
                                                              of Hyperion Capital Management, Inc. (since June
                               Chairman/Elected               2002); Director and President of Hyperion Funding
                               Annually since June            II Corp., the general partner of the limited
                               2002                           partnership that is the general partner of
                                                              Hyperion Partners II, L.P. (Hyperion Partners
                                                              II)(since 2002); Chairman and President of
                                                              various other direct and indirect subsidiaries of
                                                              Hyperion Partners (since 1989) and Hyperion
                                                              Partners II (since 1995); Chairman of the Board
                                                              (1989-December 1998 and June 2002 through
                                                              present) and/or Director (since 1989) of several
                                                              investment companies (3) advised by Hyperion
                                                              Capital Management, Inc. or by its affiliates.

                                                              Formerly, Director and Vice Chairman of the Board
                                                              of Hyperion Capital Management, Inc. (from
                                                              November 1998 through June 2002); Director and
                                                              Chairman of the Board of Hyperion Capital
                                                              Management, Inc. (1989-November 1998); Director
                                                              and Chairman of Bank United Corp., and Director
                                                              of Bank United (1988-2001);

----------

* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Advisor.

--------------------------------------------------------------------------------

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.
Information Concerning Directors and Officers (Unaudited)

-----------------------------------------------------------------------------

Officers of the Trust


                                Position(s)       Term of Office and         Principal Occupation(s)
Name, Address and Age           Held with Trust   Length of Time Served      During Past 5 Years
------------------------------- ----------------- -------------------------- ------------------------------------------------------
------------------------------- ----------------- -------------------------- ------------------------------------------------------

Lewis S. Ranieri*               Chairman          Elected Annually Since     Please see "Information Concerning Directors."
  c/o One Liberty                                 June 2002
  Plaza, New York, New
  York 10006-1404
  Age 56

Clifford E. Lai*                President         Elected Annually Since     President (since November 1998) of Hyperion
  c/o One Liberty Plaza,                          April 1993                 Capital Management, Inc. (March 1993-Present);
  New York, New York                                                         President (since June 1997) of Hyperion 2005
  10006-1404                                                                 Investment Grade Opportunity Term Trust, Inc.
                                                                             (Senior Vice President from April 1993 to June
  Age 50                                                                     1997); President (since October 1995) of The
                                                                             Hyperion Total Return Fund, Inc.; President of the
                                                                             Hyperion Strategic Mortgage Income Fund, Inc.
                                                                             (since June 2002); Director and Chairman of the
                                                                             Board of the Lend Lease Hyperion High-Yield CMBS
                                                                             Fund, Inc.(since October 2000); Senior Vice
                                                                             President (November 1998-December 1999) of the
                                                                             Lend Lease Hyperion High-Yield Commercial Mortgage
                                                                             Fund, Inc.

John Dolan*                     Vice President    Elected Annually Since     Chief Investment Strategist (1998-Present) and
  c/o One Liberty Plaza,                          March 1998                 Chief Investment Officer (since 2002) of Hyperion
  New York, New York                                                         Capital Management.
  10006-1404
  Age 49

Patricia A. Sloan*              Vice President    Elected Annually Since     Consultant of Ranieri & Co., Inc. (2000-Present).
  c/o One Liberty Plaza,                          June 2002                  Formerly Secretary, Director and/or Trustee of
  New York, New York                                                         several investment companies (3) advised by
  10006-1404                                                                 Hyperion Capital Management, Inc. or by its
                                                                             affiliates (1989-Present).
  Age 59

Thomas F. Doodian*              Treasurer         Elected Annually Since     Managing Director, Chief Operating Officer (1998-
  c/o One Liberty Plaza,                          February 1998              Present) and Director of Finance and Operations,
  New York, New York                                                         Hyperion Capital Management, Inc. (July
  10006-1404                                                                 1995-Present). Treasurer of several investment
                                                                             companies advised by Hyperion Capital Management,
  Age 44                                                                     Inc. (February 1998-Present).

Joseph Tropeano*                Secretary         Elected Annually Since     Director and Compliance Officer, Hyperion Capital
  c/o One Liberty Plaza,                          June 2002                  Management, Inc. (1993-Present); Secretary and
  New York, New York                                                         Compliance Officer of several investment companies
  10006-1404                                                                 advised by Hyperion Capital Management, Inc.
                                                                             (1994- Present); Secretary and Compliance Officer,
  Age 41                                                                     Lend Lease Hyperion Capital Advisors, LLC
                                                                             (1995-Present); Secretary and Compliance Officer
                                                                             of Lend Lease Hyperion High-Yield CMBS Fund, Inc.
                                                                             (1998-Present). Formerly, Assistant Secretary and
                                                                             Compliance Officer, AIG Hyperion Inc. (1994-2002);
                                                                             Vice President and Compliance Officer, Hyperion
                                                                             Distributors, Inc. (1994-1998).

* Interested persons as defined in the 1940 Act, because of affiliations with Hyperion Capital Management, Inc., the Trust's Advisor.

The Trust's Statement of Additional Information includes additional information about the directors and is available, without charge, upon request by calling 1-800-497-3746.

-------------------------------------------------------------------------------

                              DIVIDEND REINVESTMENT PLAN

------------------------------------------------------------------------------


A Dividend Reinvestment Plan (the "Plan") is available to shareholders of the Trust pursuant to which they may elect to have all distributions of dividends and capital gains automatically reinvested by American Stock Transfer Company (the "Plan Agent") in additional Trust shares. Shareholders who do not participate in the Plan will receive all distributions in cash paid by check mailed directly to the shareholder of record (or if the shares are held in street or other nominee name, then to the nominee) by the Trust's Custodian, as Dividend Disbursing Agent.

The Plan Agent serves as agent for the shareholders in administering the Plan. After the Trust declares a dividend or determines to make a capital gain distribution, payable in cash, if (1) the market price is lower than net asset value, the participants in the Plan will receive the equivalent in Trust shares valued at the market price determined as of the time of purchase (generally, the payment date of the dividend or distribution); or if (2) the market price of the shares on the payment date of the dividend or distribution is equal to or exceeds their net asset value, participants will be issued Trust shares at the higher of net asset value or 95% of the market price. This discount reflects savings in underwriting and other costs that the Trust otherwise will be required to incur to raise additional capital. If net asset value exceeds the market price of the Trust shares on the payment date or the Trust declares a dividend or other distribution payable only in cash (i.e., if the Board of Directors precludes reinvestment in Trust shares for that purpose), the Plan Agent will, as agent for the participants, receive the cash payment and use it to buy Trust shares in the open market, on the New York Stock Exchange or elsewhere, for the participants' accounts. If, before the Plan Agent has completed its purchases, the market price exceeds the net asset value of the Trust's shares, the average per share purchase price paid by the Plan Agent may exceed the net asset value of the Trust's shares, resulting in the acquisition of fewer shares than if the dividend or distribution had been paid in shares issued by the Trust. The Trust will not issue shares under the Plan below net asset value.

Participants in the Plan may withdraw from the Plan upon written notice to the Plan Agent. When a participant withdraws from the Plan or upon termination of the Plan by the Trust, certificates for whole shares credited to his or her account under the Plan will be issued and a cash payment will be made for any fraction of a share credited to such account.

There is no charge to participants for reinvesting dividends or capital gain distributions, except for certain brokerage commissions, as described below. The Plan Agent's fees for handling the reinvestment of dividends and distributions are paid by the Trust. There are no brokerage commissions charged with respect to shares issued directly by the Trust. However, each participant will pay a pro rata share of brokerage commissions incurred with respect to the Plan Agent's open market purchases in connection with the reinvestment of dividends and distributions.

The automatic reinvestment of dividends and distributions will not relieve participants of any federal income tax that may be payable on such dividends or distributions.

A brochure describing the Plan is available from the Plan Agent, by calling 1-212-936-5100.

If you wish to participate in the Plan and your shares are held in your name, you may simply complete and mail the enrollment form in the brochure. If your shares are held in the name of your brokerage firm, bank or other nominee, you should ask them whether or how you can participate in the Plan. Shareholders whose shares are held in the name of a brokerage firm, bank or other nominee and are participating in the Plan may not be able to continue participating in the Plan if they transfer their shares to a different brokerage firm, bank or other nominee, since such shareholders may participate only if permitted by the brokerage firm, bank or other nominee to which their shares are transferred.

INVESTMENT ADVISOR AND ADMINISTRATOR

HYPERION CAPITAL MANAGEMENT, INC.
One Liberty Plaza
165 Broadway, 36th Floor
New York, New York 10006-1404
For General Information about the Fund:
(800) HYPERION

SUB-ADMINISTRATOR

STATE STREET CORP.
225 Franklin Street
Boston, Massachusetts 02116

CUSTODIAN AND FUND ACCOUNTING AGENT

STATE STREET CORP.
225 Franklin Street
Boston, Massachusetts 02116

TRANSFER AGENT

AMERICAN STOCK TRANSFER & TRUST COMPANY
Investor Relations Department
59 Maiden Lane
New York, NY 10038
For Shareholder Services:
(800) 937-5449

INDEPENDENT AUDITORS

PRICEWATERHOUSECOOPERS LLP
1177 Avenue of the Americas
New York, New York 10036

LEGAL COUNSEL

SULLIVAN & WORCESTER LLP
1666 K Street, Northwest
Washington, D.C. 20006

Notice  is hereby  given in  accordance  with  Section  23(c) of the  Investment
Company Act of 1940 that periodically the Trust may purchase its shares of beneficial interest in the open market at prevailing market prices.

------------------------------------------------------------------------------

Officers & Directors


------------------------------------------------------------------------------


      Lewis S. Ranieri
      Chairman

      Robert F. Birch*
      Director

      Rodman L. Drake*
      Director

      Garth Marston
      Director Emeritus

      Leo M. Walsh, Jr.*
      Director

      Harry E. Petersen, Jr.*
      Director

      Clifford E. Lai
      President

      Patricia A. Sloan
      Vice President

      John Dolan
      Vice President

      Thomas F. Doodian
      Treasurer

      Joseph Tropeano
      Secretary

      * Audit Committee Members
      -----------------------------------------------------

                            [GRAPHIC OMITTED][GRAPHIC OMITTED]
      -----------------------------------------------------

     The financial information included herein is taken from the records of the Trust without audit by the Trust's independent auditors, who do not express an opinion thereon.

     This  report  is  for  shareholder  information.   This  is  not  a
     prospectus intended for use in the purchase or sale of Trust shares.

      Hyperion 2005 Investment Grade

                        Opportunity Term Trust, Inc.
                              One Liberty Plaza
                          165 Broadway, 36th Floor
                           New York, NY 10006-1404

Item 2. Code of Ethics.

         Not applicable.

Item 3. Audit Committee Financial Expert.

         Not applicable.

Item 4. Principal Accountant Fees and Services.

         Not applicable.

Item 5. [Reserved]

Item 6. [Reserved]

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

         Not applicable.

Item 8. [Reserved]

Item 9. Controls and Procedures.

(a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's Disclosure Controls and Procedures are effective, based on their evaluation of such Disclosure Controls and Procedures as of a date within 90 days of the filing of this report on Form N-CSR.

(b) As of the date of filing this Form N-CSR, the registrant's principal executive officer and principal financial officer are aware of no significant changes in the registrant's internal controls or in other factors that could significantly affect such controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 10.  Exhibits.

(a)  Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached as an exhibit to this Form N-CSR.

                                  SIGNATURES


     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

HYPERION 2005 INVESTMENT GRADE OPPORTUNITY TERM TRUST, INC.

By:  /s/Clifford E. Lai
        __________________
        Clifford E. Lai
        President and Principal Executive Officer

Date:  September 3, 2003

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:  /s/Clifford E. Lai
        __________________
        Clifford E. Lai
        President and Principal Executive Officer

Date:  September 3, 2003

By:  /s/ Thomas F. Doodian
        _____________________
        Thomas F. Doodian
        Treasurer and Principal Financial Officer

Date:  September 3, 2003